Note 05 - Net Interest Income (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Interest Income [Abstract]
Government grants under the (TLTRO II) program included in Other interest income	€ 93	€ 93	€ 116
Interest income recorded on impaired financial assets	€ 0	€ 0	€ 61